UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 92.71%

Accident & Health Insurance - 1.56%
232,706	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,063,047

Air Transportation Scheduled - 1.10%
173,805	JetBlue Airways Corp. *	2,878,211

Aircraft & Parts - 0.17%
12,348	Triumph Group, Inc.	438,354

Aircraft Parts & Auxiliary Equipment - 1.21%
392,923	LMI Aerospace, Inc. *	3,159,101

Biotechnology Research & Products - 1.80%
414,728	Trinity Biotech Plc. (Ireland) *	4,703,016

Business Services, NEC - 1.90%
203,303	Xura, Inc. *	4,966,692

Cogeneration Services & Small Power Producers - 1.90%
301,800	Covanta Holding Corp.	4,964,610

Commercial Banks - 0.33%
41,906	FirstMerit Corp.	849,435

Computer Peripheral Equipment, NEC - 0.12%
35,087	Brocade Communications Systems, Inc.	322,099

Computer Processing & Data Preparation - 1.43%
3,002,930	IPASS, Inc. *	3,723,633

Computer Programming, Data Processing Etc. - 0.63%
118,885	Autobytel, Inc. *	1,648,935

Crude Petroleum & Natural Gas - 1.46%
77,400	Carrizo Oil & Gas, Inc. *	2,774,790
161,400	Tetra Technologies, Inc. *	1,028,118
		3,802,908
Deep Sea Foreigh Transportation of Freight - 1.73%
77,720	Seacor Holdings, Inc. *	4,503,874

Electric Lighting & Wiring Equipment - 2.95%
556,081	LSI Industries, Inc.	6,155,817
1,323,153	Orion Energy Systems, Inc. *	1,534,857
		7,690,674
Electronic Components & Accessories - 3.57%
224,348	CTS Corp. *	4,020,316
427,560	Vishay Intertechnology, Inc.	5,297,468
		9,317,784
Fabricated Plate Work (Boiler Shops) - 1.67%
753,498	Global Power Equipment Group, Inc. *	1,604,951
558,371	McDermott International, Inc. *	2,758,353
		4,363,304
Fire, Marine & Casualty Insurance - 5.12%
95,288	Endurance Specialty Holdings Ltd. (Bermuda)	6,399,542
182,320	Selective Insurance Group, Inc.	6,966,447
		13,365,989
Footwear, (No Rubber) - 1.56%
200,134	Wolverine World Wide, Inc.	4,066,723

Glass Containers - 1.77%
255,897	Owens-Illinois, Inc. *	4,608,705

Gold & Silver Ores - 0.62%
98,000	Pan American Silver Corp. (Canada)	1,612,100

Greeting Cards - 1.22%
118,372	CSS Industries, Inc.	3,173,553

Heavy Construction Other Than Building Construction Contractors - 1.80%
954,763	Sterling Construction Co. *	4,687,886

Home Health Care - 0.20%
427,675	Hooper Holmes, Inc. *	517,487

Ice Cream & Frozen Desserts - 1.86%
267,917	Dean Foods Co.	4,846,619

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.18%
53,378	CECO Environmental Corp.	466,524

Instruments for Measuring & Testing of Electricity & Elec Signals - 1.58%
716,659	Xcerra Corp. *	4,120,789

Leisure Time - 1.97%
503,103	Callaway Golf Corp.	5,136,682

Life Insurance - 2.77%
843,082	Genworth Financial, Inc. Class A *	2,175,151
25,832	National Western Life Group, Inc. Class A	5,044,215
		7,219,366
Meat Packing Plants - 1.65%
1,495	Seaboard Corp. *	4,291,607

Medical & Dental Instruments & Supply - 2.67%
277,123	Cryolife, Inc. *	3,272,823
98,987	Owens & Minor, Inc.	3,700,134
		6,972,957
Mining, Quarrying of Nonmetallic Minerals - 0.56%
286,001	Hecla Mining Co.	1,458,605

Miscellaneous Chemical Products - 0.33%
54,473	Orion Engineered Carbons SA	865,576

Mortgage Bankers & Loan Correspondents - 2.54%
587,963	Nationstar Mortgage Holdings, Inc. *	6,620,463

Motor Vehicle Parts & Accessories - 2.50%
215,453	Dana Holding Corp.	2,275,184
158,323	Superior Industries International, Inc.	4,239,890
		6,515,074
Operative Builders - 1.58%
348,342	TRI Pointe Group, Inc. *	4,117,402

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.77%
380,723	Invacare Corp.	4,618,170

Photographic Equipment & Supplies - 0.76%
123,748	Eastman Kodak Co. *	1,989,868

Printed Circuit Boards - 2.26%
88,273	Benchmark Electronics, Inc.	1,866,974
150,340	Sanmina Corp. *	4,030,615
		5,897,589
Production Technology Equipment - 1.21%
541,244	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19) *	3,160,865

Radio & TV Broadcasting & Communications Equipment - 0.67%
544,717	SeaChange International, Inc. *	1,737,647

Retail-Apparel & Accessory Stores - 1.03%
184,631	Express, Inc. *	2,678,996

Retail-Auto Dealers & Gasoline Stations - 1.52%
484,979	TravelCenters of America LLC *	3,957,429

Retail-Miscellaneous Shopping Goods Stores - 0.81%
636,277	Office Depot, Inc.	2,106,077

Rolling Drawing & Extruding of Nonferous Metals - 0.50%
80,234	Tredegar Corp.	1,293,372

Savings Institution, Federally Chartered - 1.42%
334,860	Brookline Bancorp., Inc.	3,693,506

Security Brokers, Dealers & Flotation Companies - 3.92%
274,006	Greenhill & Co., Inc.	4,411,497
436,428	KCG Holdings, Inc. *	5,804,492
		10,215,989
Semiconductors & Related Devices - 1.61%
442,059	NeoPhotonics Corp. *	4,212,822

Services-Computer Integrated Systems Design - 2.28%
361,259	Allscripts Healthcare Solutions, Inc. *	4,587,989
61,200	Netscout Systems, Inc. *	1,361,700
		5,949,689
Services-Computer Programming Services - 0.49%
297,756	Real Networks, Inc. *	1,283,328

Services-Misc. Equipment Rental & Leasing - 2.15%
565,079	Fly Leasing Ltd. (Ireland)	5,611,234

Services-Motion Picture & Video Tape Production - 1.13%
380,791	Gaiam, Inc. Class A *	2,947,322

Special Industry Machinery - 1.71%
1,662,116	Axcelis Technologies, Inc. *	4,471,092

Sporting & Athletic Goods, NEC - 1.66%
1,044,606	Black Diamond, Inc. *	4,324,669

Steel Pipes and Tubes - 1.28%
309,785	Northwest Pipe Co. (1 Right per share, exp. 6/28/19) *	3,339,482

Steel Works, Blast Furnaces Rolling Mills - 0.44%
119,303	TimkenSteel Corp.	1,147,695

Surgical & Medical Instruments & Apparatus - 0.88%
53,944	Orthofix International N.V. (Curacao) *	2,287,226

Telephone Communications (No Radio Telephone) - 3.22%
1,376,822	Vonage Holdings Corp. *	8,398,614

Television Broadcasting Stations - 2.30%
379,325	E.W. Scripps Co. *	6,008,508

Title Insurance - 1.29%
81,088	Stewart Information Services Corp.	3,357,854

Water Supply - 0.42%
234,304	Pure Cycle Corp. *	1,103,572

TOTAL FOR COMMON STOCKS (Cost $228,684,694) - 92.71%		241,852,399

PREFERRED STOCK - 0.98%

Life Insurance - 0.98%
139,770	Phoenix Companies Quibs 7.450% 01/15/2032	2,548,007

TOTAL FOR PREFERRED STOCK (Cost $2,966,929) - 0.98%		2,548,007

REAL ESTATE INVESTMENT TRUSTS - 2.43%
873,752	MFA Financial, Inc.	6,352,177

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $6,327,462) - 2.43%		6,352,177

SHORT-TERM INVESTMENTS - 3.58%
9,350,315	Federated Treasury Obligation Fund-Institutional Shares (Cost $9,350,315) 0.24% **	9,350,315

TOTAL INVESTMENTS (Cost $247,329,400) - 99.71% ***		260,102,898

OTHER ASSETS LESS LIABILITES - 0.29%		767,196

NET ASSETS - 100.00%		$ 260,870,094

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

*** At June 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $247,329,400 amounted to $12,773,498, which consisted of aggregate gross unrealized appreciation of $48,689,726 and aggregate gross unrealized depreciation of $35,916,228.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $247,329,400 amounted to $12,773,498, which consisted of aggregate gross unrealized appreciation of $48,689,726 and aggregate gross unrealized depreciation of $35,916,228.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$241,852,399	$0	$0	$241,852,399
Corporate Bonds	$2,548,007	$0	$0	$2,548,007
Real Estate Investment Trusts	$6,352,177	$0	$0	$6,352,177
Cash Equivalents	$9,350,315	$0	$0	$9,350,315
Total	$260,102,898	$0	$0	$260,102,898

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date August 24, 2016

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 24, 2016

* Print the name and title of each signing officer under his or her signature.